Summary of Significant Accounting Policies - Schedule of Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - Fair Value, Recurring - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Significant Other Observable Inputs (Level 2)
Fair Value Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative liabilities	¥ 24,794	¥ 9,503
Significant Unobservable Inputs (Level 3)
Fair Value Assets and Liabilities Measured on Recurring Basis [Line Items]
Contingent receivable (Note 16)	¥ 13,609	¥ 14,630